Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	GreenLight Biosciences Holdings, PBC
Document Type	POS AM
Amendment Flag	true
Entity Central Index Key	0001822691
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	GreenLight Biosciences Holdings, PBC (“New GreenLight”) is filing this Post-Effective Amendment No. 1 (this “Post-Effective Amendment No. 1”) to the Registration Statement on Form S-1 (File No. 333-262574) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission (the “SEC”) on February 14, 2022, in order to include information contained in New GreenLight’s Annual Report on Form 10-K for the year ended December 31, 2021, filed with the SEC on March 31, 2022, and New GreenLight’s Amendment No. 1 to Current Report on Form 8-K, filed with the SEC on March 31, 2022, and to update certain other information in the Registration Statement. The information in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the filing of the Registration Statement on February 7, 2022.